LONG-LIVED ASSETS	6 Months Ended	12 Months Ended
	Jul. 01, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
LONG-LIVED ASSETS

5. LONG-LIVED ASSETS

Goodwill

Changes in the carrying amount of goodwill for the six months ended July 1, 2016 are presented in the table below (in thousands):

	Bracing & Vascular	Recovery Sciences	Surgical Implant	International	Total
Balance, beginning of period
Goodwill	$483,258	$249,601	$49,229	$333,022	$1,115,110
Accumulated impairment losses	—	(49,600)	(47,406)	—	(97,006)

Goodwill, net of accumulated impairment losses at December 31, 2015	483,258	200,001	1,823	333,022	1,018,104
Current Year Activity:
Foreign currency translation	—	—	—	1,082	1,082
Balance, end of period
Goodwill	483,258	249,601	49,229	334,104	1,116,192
Accumulated impairment losses	—	(49,600)	(47,406)	—	(97,006)

Goodwill, net of accumulated impairment losses at July 1, 2016	$483,258	$200,001	$1,823	$334,104	$1,019,186

Intangible Assets

Identifiable intangible assets consisted of the following (in thousands):

July 1, 2016	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net
Definite-lived intangible assets:
Customer relationships	$476,460	$(343,667)	$132,793
Patents and technology	446,840	(260,982)	185,858
Trademarks and trade names	29,756	(14,155)	15,601
Distributor contracts and relationships	4,772	(4,230)	542
Non-compete agreements	6,655	(6,085)	570

	$964,483	$(629,119)	335,364

Indefinite-lived intangible assets:
Trademarks and trade names			375,185

Net identifiable intangible assets			$710,549

December 31, 2015	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net
Definite-lived intangible assets:
Customer relationships	$475,776	$(320,991)	$154,785
Patents and technology	446,854	(246,509)	200,345
Trademarks and trade names	29,737	(12,695)	17,042
Distributor contracts and relationships	4,693	(3,875)	818
Non-compete agreements	6,607	(5,714)	893

	$963,667	$(589,784)	$373,883

Indefinite-lived intangible assets:
Trademarks and trade names			375,162

Net identifiable intangible assets			$749,045

Our definite lived intangible assets are being amortized using the straight line method over their remaining weighted average useful lives of 4.3 years for customer relationships, 7.4 years for patents and technology, 1.4 years for distributor contracts and relationships, 6.3 years for trademarks and trade names, and 1.5 years for non-compete agreements. Based on our amortizable intangible asset balance as of April 1, 2016, we estimate that amortization expense will be as follows for the next five years and thereafter (in thousands):

2016	$37,857
2017	66,124
2018	57,905
2019	53,041
2020	37,070
Thereafter	83,367

$335,364

7. LONG-LIVED ASSETS

Goodwill

Changes in the carrying amount of goodwill for the year ended December 31, 2015 are presented in the table below (in thousands):

	Bracing & Vascular	Recovery Sciences	Surgical Implant	International	Total
Balance, beginning of period
Goodwill	$483,258	$249,601	$47,406	$340,631	$1,120,896
Accumulated impairment losses	—	(49,600)	(47,406)	—	(97,006)

Goodwill, net of accumulated impairment losses at December 31, 2014	483,258	200,001	—	340,631	1,023,890
Current Year Activity:
Acquisitions	—	—	1,823	—	1,823
Foreign currency translation	—	—	—	(7,609)	(7,609)
Balance, end of period
Goodwill	483,258	249,601	49,229	333,022	1,115,110
Accumulated impairment losses	—	(49,600)	(47,406)	—	(97,006)

Goodwill, net of accumulated impairment losses at December 31, 2015	$483,258	$200,001	$1,823	$333,022	$1,018,104

Intangible Assets

Identifiable intangible assets consisted of the following (in thousands):

December 31, 2015	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net
Definite-lived intangible assets:
Customer relationships	$475,776	$(320,991)	$154,785
Patents and technology	446,854	(246,509)	200,345
Trademarks and trade names	29,737	(12,695)	17,042
Distributor contracts and relationships	4,693	(3,875)	818
Non-compete agreements	6,607	(5,714)	893

	$963,667	$(589,784)	373,883

Indefinite-lived intangible assets:
Trademarks and trade names			375,162

Net identifiable intangible assets			$749,045

December 31, 2014	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net
Definite-lived intangible assets:
Customer relationships	$477,359	$(279,008)	$198,351
Patents and technology	431,979	(215,915)	216,064
Trademarks and trade names	25,970	(9,902)	16,068
Distributor contracts and relationships	4,771	(3,401)	1,370
Non-compete agreements	6,824	(4,723)	2,101

	$946,903	$(512,949)	433,954

Indefinite-lived intangible assets:
Trademarks and trade names			391,951

Net identifiable intangible assets			$825,905

In performing our 2015 goodwill impairment test, we estimated the fair values of our reporting units using the income approach which includes the discounted cash flow method and the market approach which includes the use of market multiples. These fair value measurements are categorized within Level 3 of the fair value hierarchy. The discounted cash flows for each reporting unit were based on discrete financial forecasts developed by management for planning purposes, and required significant judgment with respect to forecasted sales, gross margin, selling, general and administrative expenses, depreciation, income taxes, capital expenditures, working capital requirements and the selection and use of an appropriate discount rate. For purposes of calculating the discounted cash flows of our reporting units, we used estimated revenue growth rates averaging between 1% and 15% for the discrete forecast period. Cash flows beyond the discrete forecasts were estimated using a terminal value calculation, which incorporated historical and forecasted financial trends for each identified reporting unit and considered long-term earnings growth rates for publicly traded peer companies. Future cash flows were then discounted to present value at discount rates ranging from 8.9% to 10.6%, and terminal value growth rates ranging from 1.0% to 3.0%. Publicly available information regarding comparable market capitalization was also considered in assessing the reasonableness of the cumulative fair values of our reporting units estimated using the discounted cash flow methodology. We determined that the fair value of the six reporting units with goodwill assigned to them exceeds their carrying value and no reporting unit was at risk of failing the test. The percentage by which the fair value of the six reporting units exceeded their carrying value ranged from 31.4% to 133.5%. As such, we determined that the goodwill of our reporting units was not impaired.

In the fourth quarter of 2015 we tested our indefinite lived trade name intangible assets for impairment. This test work compares the fair value of the asset with its carrying amount. To determine the fair value we applied the relief from royalty (RFR) method. Under the RFR method, the value of the trade name is determined by calculating the present value of the after-tax cost savings associated with owning the asset and therefore not being required to pay royalties for its use during the asset’s indefinite life. Significant judgments inherent in this analysis include the selection of appropriate discount rates, estimating future cash flows and the identification of appropriate terminal growth rate assumptions. Discount rate assumptions are based on an assessment of the risk inherent in the projected future cash generated by the respective intangible assets. Future cash flows were discounted to present value at discount rates ranging from 8.9% to 10.6%, and terminal value growth rates ranging from 1.0% to 3.0%. Also subject to judgment are assumptions about royalty rates, which are based on the estimated rates at which similar brands and trademarks are being licensed in the marketplace. We used market average royalty rates ranging from 0.5% to 5.0%. These fair value measurements are categorized within Level 3 of the fair value hierarchy. We determined that that the fair value of these trade names exceed their carrying value. The percentage by which the fair value of these trade names exceeded their carrying value ranged from 24.0% to 160.1%. As such, we determined that these indefinite lived intangible assets are not impaired. This fair value measurement is categorized within Level 3 of the fair value hierarchy.

Our definite lived intangible assets are being amortized using the straight line method over their remaining weighted average useful lives of 4.6 years for customer relationships, 7.8 years for patents and technology, 1.8 years for distributor contracts and relationships, 6.7 years for trademarks and trade names, and 1.7 years for non-compete agreements. Based on our amortizable intangible asset balance as of December 31, 2015 we estimate that amortization expense will be as follows for the next five years and thereafter (in thousands):

2016	76,460
2017	66,104
2018	57,887
2019	53,037
2020	37,066
Thereafter	83,329

$373,883

Our goodwill and intangible assets by segment are as follows (in thousands):

December 31, 2015	Goodwill	Intangible Assets, Net
Bracing and Vascular	$483,258	$449,893
Recovery Sciences	200,001	138,732
International	333,022	131,019
Surgical Implant	1,823	29,401

	$1,018,104	$749,045

December 31, 2014	Goodwill	Intangible Assets, Net
Bracing and Vascular	$483,258	$487,122
Recovery Sciences	200,001	176,134
International	340,631	150,128
Surgical Implant	—	12,521

	$1,023,890	$825,905